Redeemable Common Stock and Stock Purchase Warrants	12 Months Ended
Apr. 30, 2014
Redeemable Common Stock And Stock Purchase Warrant [Abstract]
Redeemable Common Stock And Stock Purchase Warrant [Text Block]
Note 8. Redeemable Common Stock and Stock Purchase Warrants

On January 28, 2013, the Company entered into a Securities Purchase Agreement with several accredited investors for the sale of an aggregate 18,600,000 shares of the Company’s Common Stock at a purchase price of $0.50 per share, for aggregate proceeds of $9.3 million (net proceeds of $9.1 million due to issuance costs), $0.5 million of which was sold to officers and directors of the Company. This private placement transaction closed on January 28, 2013 (the “January 2013 Private Placement”). As part of this transaction, the Company also issued warrants to purchase an aggregate 1,860,000 shares of Common Stock at an exercise price of $0.66 per share. These warrants expire five years after the closing date . The Company also entered into an Amended and Restated Registration Rights Agreement on January 28, 2013 that provided certain registration rights with respect to the shares of Common Stock issued and the shares of Common Stock issuable upon exercise of the warrants. Furthermore, certain investors will have the right to require the Company to redeem the purchased common shares held by all of the investors (the “January 2013 Private Placement Put Option”) for cash of $0.50 per share upon a change of control or sale or exclusive license of substantially all of the Company’s assets. The January 2013 Private Placement Put Option will terminate upon the achievement of certain financial milestones by the Company, the sale of 25% of the common shares purchased by an investor, with respect only to the shares owned by such investor, or in certain other circumstances as outlined in the Securities Purchase Agreement for the January 2013 Private Placement. The January 2013 Private Placement investors also have certain participation rights with respect to future financings of the Company. The terms of the January 2013 Private Placement resulted in the issuance of an additional 1,064,658 common shares to the investors of the April 2011 Private Placement under the anti-dilution protections granted such investors, which are discussed below.

On March 24, 2011, the Company entered into a Securities Purchase Agreement with several accredited investors for the sale of an aggregate 12,533,333 shares of the Company’s Common Stock at a purchase price of $0.75 per share, for aggregate proceeds of $9.4 million, $0.5 million of which was sold to officers and directors of the Company. This private placement transaction closed April 4, 2011 (the “April 2011 Private Placement”). As part of this transaction, the Company also issued warrants to purchase an aggregate 1,266,667 shares of Common Stock at an exercise price of $0.90 per share. These warrants expire five years after the closing date. The Securities Purchase Agreement governing the April 2011 Private Placement contains certain anti-dilution protections for the investors. The Amended and Restated Registration Rights Agreement referenced above provides certain registration rights with respect to the shares of Common Stock issued and the shares of Common Stock issuable upon exercise of the warrants. Furthermore, certain investors have the right to require the Company to redeem the purchased common shares held by all of the investors (the “April 2011 Private Placement Put Option”) for cash for $0.75 per share upon a change of control or sale or exclusive license of substantially all of the Company’s assets. The April 2011 Private Placement Put Option will terminate upon the achievement of certain financial milestones by the Company, the sale of 25% of the common shares purchased by an investor, with respect only to the shares owned by such investor, or in certain other circumstances as outlined in the Securities Purchase Agreement for the April 2011 Private Placement.

Due to the April 2011 Private Placement Put Option and the January 2013 Private Placement Put Option described above, the Company has accounted for the Common Stock for the April 2011 Private Placement and January 2013 Private Placement as temporary equity, which is reflected under the caption “redeemable common stock” on the accompanying consolidated balance sheets for 2013. The total amount allocated to the redeemable common stock was $8.8 million for the January 2013 Private Placement and $8.2 million for the April 2011 Private Placement. For the January 2013 Private Placement, this allocation is equal to the total proceeds of $9.3 million less the amount allocated to the warrants of $0.4 million and is also net of the direct and incremental costs associated with the January 2013 Private Placement of $0.2 million. For the April 2011 Private Placement, this allocation is equal to the total proceeds of $9.4 million, less the amount allocated to the warrants of $0.9 million and is also net of direct and incremental costs associated with the April 2011 Private Placement of $0.3 million.

On January 29, 2014, the Company executed amendments to the 2011 Securities Purchase Agreement and to the 2013 Securities Purchase Agreement with certain of the parties thereto, in each case revising the definition of “Change of Control” as it appears on the Securities Purchase Agreements.

On January 29, 2014, the Company also entered into an agreement with Joel Ackerman, its Chief Executive Officer and a Director, and Ronnie Morris, its President and a Director, both of whom bought securities from the Company pursuant to the Securities Purchase Agreements, that, if the Company’s Board of Directors votes on a transaction, event or approval that would constitute a Put Option Trigger Event (as defined in each of the Securities Purchase Agreements), each of Ackerman and Morris shall either (a) recuse themselves from voting as a member of the Board of Directors on such transaction, event or approval or (b) be entitled to vote but forego exercising or receiving the benefit of their Put Right (as defined in each of the Securities Purchase Agreements).

Prior to the January 29, 2014 amendments the Put Option Trigger Event (as defined in each of the Securities Purchase Agreements) was outside of the Company’s control. Subsequent to the January 29, 2014 amendments the Put Option Trigger Event is within the Company’s control. This change resulted in the common stock related to the April 2011 Private Placement and the 2013 Private Placement to be reclassified from outside of permanent equity (reflected under the caption “redeemable common stock”) to inside permanent equity (reflected in the captions “common stock” and “additional paid-in capital”) for 2014.

The warrants issued in connection with both the April 2011 Private Placement and January 2013 Private Placement contain certain exercise price reset provisions. Under these provisions, the exercise price of the warrants may be adjusted downward should the Company have future sales of its Common Stock for no consideration or for a consideration per share less than the Per Share Price (as such term is defined in the April 2011 Private Placement and January 2013 Private Placement). These exercise price reset provisions resulted in a downward adjustment to the exercise price of the warrants issued in the April 2011 Private Placement from $0.90 to $0.50.

The Company has accounted for the warrants issued in connection with the April 2011 Private Placement and January 2013 Private Placement as a liability based on the exercise price reset provisions described above. This liability, which is recorded at fair value on the accompanying consolidated balance sheets, totaled $0.8 million at the time of the close of the January 2013 Private Placement Agreement. As of April 30, 2014 and 2013, the fair value of these warrants was $2.01 million and $1.05 million, respectively. The change in fair value of these warrants has been, and will be, recognized as other income (expense) on the Company’s consolidated statements of operations. The fair value of these warrants was calculated by the Monte Carlo simulation valuation method. Assumptions used to calculate the fair value of these warrants were as follows:

	Year Ended April 30,
	2014	2013

Expected term in years	1.9 - 3.7	2.9 - 4.7
Risk-free interest rates	0.4% - 1.17%	0.3%
Volatility	95% - 113%	95% - 98%
Dividend yield	0%	0%

The Company estimated the volatility based upon the applicable look-back periods or historical volatility observed for the Company. For the Risk-free rate the Company used the yield on a T-bill with maturity closest to the expected time to the warrant expiration.

In addition to the assumptions above, the Company also takes into consideration whether or not the Company would participate in another round of financing and if that financing is registered or not and what that stock price would be for the financing at that time.

The Company will continue to adjust the warrant liability for changes in fair value until the earlier of the exercise of the warrants, at which time the liability will be reclassified to stockholders' equity, or expiration of the warrants.

The Company has granted demand registration rights in connection with the investment in common shares and the common shares underlying the warrants for both the April 2011 Private Placement and January 2013 Private Placement. These rights include the requirement of the Company to file certain registration statements within a specified time period and to have these registration statements declared effective within a specified time period. If the Company is not able to comply with these registration requirements, the Company will be required to pay cash penalties equal to 1.0% of the aggregate Purchase Price paid by the investors for each 30-day period in which a Registration Default, as defined in the Securities Purchase Agreement, exists. These penalties are subject to a 10% limit of the aggregate Purchase Price paid by the investors. The Company may become subject to these penalty provisions if it fails to have a registration statement for the common shares declared effective, or to maintain the effectiveness of such registration statement. The total amount of potential penalties under this registration payment arrangement ranges from $50,000 to $130,000 for each 30-day period in which a registration default exists; however, as of April 30, 2014 and through the date of this filing, the Company does not believe these penalties to be probable and accordingly, has not established an accrual for such registration payment arrangements.